Nationwide Life Insurance Company:
o        Nationwide Variable Account-II


                Prospectus supplement dated December 20, 2004 to
                          Prospectus dated May 1, 2004

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THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE
READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.
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YOUR PROSPECTUS OFFERS THE FOLLOWING UNDERLYING MUTUAL FUND AS AN INVESTMENT
OPTION UNDER YOUR CONTRACT. THIS INVESTMENT OPTION CHANGED NAMES AS INDICATED
BELOW. ADDITIONALLY, SAFECO ASSET MANAGEMENT NO LONGER SERVES AS THE INVESTMENT
ADVISER TO THIS FUND. THE NEW INVESTMENT ADVISER IS PIONEER INVESTMENT
MANAGEMENT, INC.

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
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                              OLD NAME                                                            NEW NAME
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Safeco Resources Series Trust - Safeco RST Small Cap Value Portfolio   Pioneer Variable Contracts Trust - Pioneer Small Cap Value
                                                                       II VCT Portfolio - Class I Shares
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